iShares
®
U.S. Real Estate ETF
Schedule of Investments
(unaudited)
December 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Data Center REITs  —  8 .2%
Digital Realty Trust, Inc. ..................... 1,066,038 $ 143,467,394
Equinix, Inc. ............................. 277,778 223,719,623
367,187,017
a
Diversified REITs  —  1 .1%
WP Carey, Inc. ........................... 772,364 50,056,911
a
Health Care REITs  —  8 .2%
Healthcare Realty Trust, Inc. , Class A ............ 1,350,190 23,263,774
Healthpeak Properties, Inc. ................... 1,934,161 38,296,388
Medical Properties Trust, Inc. .................. 2,135,203 10,483,847
Omega Healthcare Investors, Inc. ............... 861,169 26,403,441
Physicians Realty Trust ...................... 849,400 11,305,514
Sabra Health Care REIT, Inc. .................. 819,487 11,694,079
Ventas, Inc. ............................. 1,418,855 70,715,733
Welltower, Inc. ............................ 1,948,306 175,678,752
367,841,528
a
Hotel & Resort REITs  —  1 .1%
Host Hotels & Resorts, Inc. ................... 2,488,796 48,456,858
a
Industrial REITs  —  13 .1%
Americold Realty Trust, Inc. ................... 939,934 28,451,802
EastGroup Properties, Inc. ................... 162,885 29,895,913
First Industrial Realty Trust, Inc. ................ 468,722 24,687,588
LXP Industrial Trust ........................ 1,044,013 10,356,609
Prologis, Inc. ............................. 3,213,815 428,401,539
Rexford Industrial Realty, Inc. ................. 742,497 41,654,082
STAG Industrial, Inc.
(a)
...................... 638,169 25,054,515
588,502,048
a
Mortgage REITs  —  2 .4%
AGNC Investment Corp. ..................... 2,358,549 23,137,366
Annaly Capital Management, Inc. ............... 1,768,525 34,256,329
Blackstone Mortgage Trust, Inc. , Class A .......... 609,406 12,962,066
Rithm Capital Corp. ........................ 1,715,622 18,322,843
Starwood Property Trust, Inc. .................. 1,054,866 22,173,283
110,851,887
a
Multi-Family Residential REITs  —  8 .4%
Apartment Income REIT Corp. ................. 520,859 18,089,433
AvalonBay Communities, Inc. ................. 500,708 93,742,552
Camden Property Trust ...................... 377,545 37,486,443
Equity Residential ......................... 1,219,272 74,570,675
Essex Property Trust, Inc. .................... 226,640 56,193,122
Mid-America Apartment Communities, Inc. , Class A ... 412,037 55,402,495
UDR, Inc. ............................... 1,069,668 40,957,588
376,442,308
a
Office REITs  —  3 .8%
Alexandria Real Estate Equities, Inc. ............. 551,909 69,965,504
Boston Properties, Inc. ...................... 510,565 35,826,346
COPT Defense Properties .................... 401,486 10,290,086
Cousins Properties, Inc.
(a)
.................... 539,522 13,137,361
Douglas Emmett, Inc. ....................... 369,621 5,359,505
JBG SMITH Properties ...................... 213,123 3,625,222
Kilroy Realty Corp. ......................... 378,541 15,081,073
Net Lease Office Properties
(a)
.................. 59,250 1,094,940
Vornado Realty Trust ....................... 568,144 16,050,068
170,430,105
a
Other Specialized REITs  —  5 .9%
Gaming and Leisure Properties, Inc. ............. 943,439 46,558,715
Iron Mountain, Inc. ......................... 1,027,480 71,903,050
Security Shares Value
a
Other Specialized REITs (continued)
Lamar Advertising Co. , Class A ................ 307,941 $ 32,727,970
VICI Properties, Inc. ........................ 3,641,236 116,082,604
267,272,339
a
Real Estate Development  —  0 .2%
Howard Hughes Holdings, Inc.
(b)
................ 115,385 9,871,187
a
Real Estate Services  —  6 .9%
CBRE Group, Inc. , Class A
(a) (b)
................. 1,072,993 99,884,918
CoStar Group, Inc.
(a) (b)
....................... 1,437,363 125,611,152
Jones Lang LaSalle, Inc.
(a) (b)
................... 168,361 31,798,342
Opendoor Technologies, Inc.
(a) (b)
................ 2,039,518 9,137,041
Zillow Group, Inc. , Class A
(a) (b)
................. 185,120 10,500,007
Zillow Group, Inc. , Class C , NVS
(a) (b)
............. 561,370 32,480,868
309,412,328
a
Retail REITs  —  11 .6%
Agree Realty Corp. ........................ 355,941 22,406,486
Brixmor Property Group, Inc. .................. 1,065,099 24,784,854
Federal Realty Investment Trust ................ 260,166 26,810,106
Kimco Realty Corp. ........................ 2,342,002 49,908,063
NNN REIT, Inc. ........................... 646,036 27,844,152
Realty Income Corp. ........................ 2,548,207 146,318,046
Regency Centers Corp. ..................... 579,391 38,819,197
Simon Property Group, Inc. ................... 1,149,808 164,008,613
Spirit Realty Capital, Inc. ..................... 501,244 21,899,350
522,798,867
a
Self-Storage REITs  —  7 .4%
CubeSmart .............................. 795,122 36,853,905
Extra Space Storage, Inc. .................... 743,676 119,233,573
National Storage Affiliates Trust ................ 275,276 11,415,696
Public Storage ............................ 557,063 169,904,215
337,407,389
a
Single-Family Residential REITs  —  4 .7%
American Homes 4 Rent , Class A ............... 1,118,624 40,225,719
Equity LifeStyle Properties, Inc. ................ 655,674 46,251,244
Invitation Homes, Inc. ....................... 2,024,148 69,043,688
Sun Communities, Inc. ...................... 437,842 58,517,583
214,038,234
a
Telecom Tower REITs  —  13 .8%
American Tower Corp. ...................... 1,621,408 350,029,559
Crown Castle, Inc. ......................... 1,529,510 176,184,257
SBA Communications Corp. , Class A ............. 379,702 96,326,600
622,540,416
a
Timber REITs  —  2 .7%
PotlatchDeltic Corp. ........................ 279,138 13,705,676
Rayonier, Inc.
(a)
........................... 483,513 16,154,169
Weyerhaeuser Co. ......................... 2,569,087 89,327,155
119,187,000
a
Total Common Stocks — 99.5%
(Cost: $ 5,325,422,461 ) ............................... 4,482,296,422

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
U.S. Real Estate ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Rights
Office REITs  —  0 .0%
Net Lease Office Properties , (Expires 01/31/24) ..... 54,162 $ 14,732
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 14,732
Total Long-Term Investments — 99.5%
(Cost: $ 5,325,422,461 ) ............................... 4,482,311,154
a
Short-Term Securities
Money Market Funds  —  1 .3%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.54%
(c) (d) (e)
............................ 52,801,536 52,833,217
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (d)
............................. 4,815,163 4,815,163
a
Total Short-Term Securities — 1.3%
(Cost: $ 57,633,444 ) ................................. 57,648,380
Total Investments — 100.8%
(Cost: $ 5,383,055,905 ) ............................... 4,539,959,534
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (35,440,581)
Net Assets — 100.0% ................................. $ 4,504,518,953
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
  Shares Held
at 12/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 31,159,050 $ 21,660,125
(a)
$ — $ 7,965 $ 6,077 $ 52,833,217 52,801,536 $ 55,816
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 5,247,558 — (432,395)
(a)
— — 4,815,163 4,815,163 220,160 —
$ 7,965 $ 6,077
$ 57,648,380
$ 275,976 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .......................................................... 617 03/15/24 $ 21,996 $ 810,718

iShares
®
U.S. Real Estate ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2023
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,482,296,422  $ —  $ —  $ 4,482,296,422
Rights ................................................ —  14,732  —  14,732
Short-Term Securities
Money Market Funds ...................................... 57,648,380  —  —  57,648,380
$ 4,539,944,802  $ 14,732  $ —  $ 4,539,959,534
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 810,718  $ —  $ —  $ 810,718
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust